Related-party Transactions (Details 8) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Administration and other income		$ 23,557	$ 28,558	$ 35,559
Associates [member]
Administration and other income	[1]	14,311	15,083	21,132
Joint ventures [member]
Administration and other income		0	8,301	11,538
Others [member]
Administration and other income	[1]	$ 9,246	$ 5,174	$ 2,889

[1]	In May 2015, the Company ceased having significant influence over Qisda, as such Qisda was no longer an associate. However, Qisda and its subsidiaries still remained as a related party and the related transaction amounts starting from June 2015 are included in the “Others” category.